INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets, net as follows

Intangible assets, net consist of the following:

	As of September 30,	As of March 31,
	2022	2023
Cost:
Apartment rental contracts	55,967	3,001
Trademarks	16,294	—
	72,261	3,001
Less: Accumulated amortization	(58,786)	(3,001)
	13,475	—